Joint Ventures (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Newbuildings
Long-term Purchase Commitment [Line Items]
Remainder of 2018	$ 244,100
2019	250,000
Teekay LNG | BG Joint Venture | Newbuildings | Supply Commitment
Long-term Purchase Commitment [Line Items]
Credit facility, maximum borrowing capacity	724,000
Capital Addition Purchase Commitments, Equity Method Investee
Long-term Purchase Commitment [Line Items]
Total	763,318
Remainder of 2018	243,990
2019	320,028
2020	$ 199,300